Cash and Cash Equivalents - Addition Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Deposits in margin accounts guarantees several obligations	$ 234	$ 196